American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Aggressive
October 31, 2021

One Choice Portfolio: Very Aggressive - Schedule of Investments
OCTOBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 64.7%
Equity Growth Fund Investor Class	541,405	21,147,290
Focused Dynamic Growth Fund Investor Class	417,793	26,187,270
Focused Large Cap Value Fund Investor Class	4,070,810	51,088,661
Growth Fund Investor Class	567,849	33,065,862
Heritage Fund Investor Class	1,221,645	36,649,354
Mid Cap Value Fund Investor Class	1,662,465	33,398,916
Small Cap Growth Fund Investor Class	520,131	14,209,989
Small Cap Value Fund Investor Class	1,237,332	14,093,215
Sustainable Equity Fund Investor Class	912,139	43,837,418
		273,677,975
International Equity Funds — 35.3%
Emerging Markets Fund Investor Class	2,357,949	34,072,369
International Growth Fund Investor Class	2,424,559	41,193,260
Non-U.S. Intrinsic Value Fund Investor Class	2,359,897	24,542,933
NT Global Real Estate Fund Investor Class	958,486	12,958,734
NT International Small-Mid Cap Fund Investor Class	1,311,765	21,027,597
NT International Value Fund Investor Class	1,489,045	15,649,863
		149,444,756
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $257,964,013)		423,122,731
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$423,122,731

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Equity Growth Fund	$20,263	$28	—	$856	$21,147	541	—	$29
Focused Dynamic Growth Fund	24,871	—	—	1,316	26,187	418	—	—
Focused Large Cap Value Fund	55,342	213	$4,815	350	51,090	4,071	$138	212
Growth Fund	31,140	2,256	843	513	33,066	568	1,518	—
Heritage Fund	35,550	—	—	1,099	36,649	1,222	—	—
Mid Cap Value Fund	31,848	946	—	605	33,399	1,662	—	120
Small Cap Growth Fund	13,503	—	—	707	14,210	520	—	—
Small Cap Value Fund	13,571	228	—	294	14,093	1,237	—	14
Sustainable Equity Fund	41,274	—	—	2,563	43,837	912	—	—
Emerging Markets Fund	27,191	7,286	—	(405)	34,072	2,358	—	—
International Growth Fund	37,859	2,241	—	1,093	41,193	2,425	—	—
Non-U.S. Intrinsic Value Fund	23,282	758	—	503	24,543	2,360	—	—
NT Global Real Estate Fund	12,556	—	—	403	12,959	958	—	—
NT International Small-Mid Cap Fund	20,109	—	—	919	21,028	1,312	—	—
NT International Value Fund	13,569	2,261	—	(180)	15,650	1,489	—	—
	$401,928	$16,217	$5,658	$10,636	$423,123	22,053	$1,656	$375
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.